Financial risk management - Summary of Foreign Exchange Risk Exposures (Detail) - Currency Risk That Are Unhedged By The Use Of Derivatives [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk	¥ 81,000	¥ 45,316
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk	¥ 282	¥ 1,459